Derivative financial instruments - Summary of tenor of nominal amount of hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 368	$ 1,102
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	17,032	18,880
Within one year | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	713
Within one year | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,307	715
1 to 2 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	216	0
1 to 2 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,238	1,426
2 to 3 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	219
2 to 3 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,971	2,377
3 to 4 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	152	0
3 to 4 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,244	2,114
4 to 5 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	170
4 to 5 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,845	2,400
5 to 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
5 to 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	4,869	4,471
Over 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Over 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 2,558	$ 5,377